SHARE-BASED COMPENSATION EXPENSE (Tables)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Expense by Type of Award

The following table presents the Company’s share-based compensation expense by type of award:

	Years Ended December 31,
	2011	2012	2013
Share options	$100	$481	$256
Restricted stock units	11,373	13,833	17,619

Total share-based compensation expense	$11,473	$14,314	$17,875

Assumptions Used to Estimate Fair Value of Each Share Option Awarded on Date of Grant Using Black-Scholes Option Pricing Model

The fair value of each share option awarded is estimated on the date of grant using the Black-Scholes option pricing model with the following significant assumptions:

	2011	2012	2013
Risk-free interest rate	1.53 - 2.90%	0.93%	N/A
Expected life (in years)	6.00	6.00	N/A
Expected volatility	42.2 - 42.8%	44.3%	N/A
Expected dividends	—	—	N/A

Summary of Share Option Activity

The following summarizes the Company’s share option activity as of and for the year ended December 31, 2013:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2013	5,336,808	$1.79	7.06 years	$1,878
Granted	—
Forfeited	(21,200)	$2.02
Exercised	(2,872,112)	$1.72

Outstanding at December 31, 2013	2,443,496	$2.18	6.29 years	$6,389

Vested or expected to vest at December 31, 2013	2,441,052	$2.18	6.21 years	$6,383

Exercisable at December 31, 2013	1,587,280	$2.91	4.91 years	$4,623

Assumptions Used to Estimated Grant Fair Value Using Monte Carlo Simulation	The Company estimated the grant-date fair value using a Monte Carlo simulation with the following assumptions:

2012
Risk-free interest rate	0.14 - 0.24%
Expected volatility	36.91%
Expected dividends	—

Summary of Nonvested Restricted Stock Unit Activity

A summary of nonvested restricted stock unit activity under the Plan for the year ended December 31, 2013, is presented below:

Nonvested Restricted Stock Units	Number of Nonvested Restricted Stock Units	Weighted Average Grant-Date Fair Value
Nonvested restricted stock units at January 1, 2013	19,472,440	$1.66
Granted	9,084,424	$2.55
Forfeited	(1,525,776)	$1.82
Vested	(8,768,000)	$1.75

Nonvested restricted stock units at December 31, 2013	18,263,088	$2.91